J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

Exhibit 99.2 - Schedule 5

Data Compare (Non-Ignored)

Run Date - 8/26/2026 10:04:33 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
225831862		3158704319			Appraised Value	[Redacted]	[Redacted]	Verified	Field Value captured from Valuation model in file
225832102		3158704641			Borrower Qualifying FICO	[Redacted]	[Redacted]	Verified	Field Value reflects mid score of all 3 scores or lower of 2 scores